Cash and Cash Equivalents	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
Note 4 – Cash and Cash Equivalents

	June 30	June 30	December 31
	2022	2021	2021
	USD thousands	USD thousands	USD thousands

Cash in USD	4,260	22,756	15,596
Cash in NIS	3,059	6,225	1,688
Cash in Euro	1,110	1,656	1,892
Cash in GBP	5	-	-
Total cash and cash equivalents	8,434	30,637	19,176

Note 4 – Cash and Cash Equivalents

	December 31	December 31
	2021	2020
	USD thousands	USD thousands
Cash in USD	15,596	1,021
Cash in NIS	1,688	7,627
Cash in Euro	1,892	4,908
Total cash and cash equivalents	19,176	13,556